Stockholders' Equity Initial Public Offering, Convertible Preferred Stock and Common Stock (Details)	12 Months Ended
	Dec. 31, 2012 NumberofClasses	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Preferred Stock, Shares Authorized		50,000,000
Preferred Stock, Shares Outstanding		0	0
Classes of common stock, number | NumberofClasses	3